Property and equipment	12 Months Ended
Mar. 31, 2021
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Property and equipment
11. Property and equipment
The changes in the carrying value of property and equipment for the year ended March 31, 2021 are as follows:

Gross carrying value	Building	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2020	$9,602	$74,388	$78,403	$838	$70,928	$234,159
Additions	—	9,618	4,096	—	2,591	16,305
Disposals/retirements	—	(9,044)	(1,988)	—	(1,293)	(12,325)
Translation adjustments	131	3,888	3,824	38	3,817	11,698

Balance as at March 31, 2021	$9,733	$78,850	$84,335	$876	$76,043	$249,837

Accumulated depreciation
Balance as at April 1, 2020	$5,385	$63,896	$60,044	$514	$50,287	$180,126
Depreciation	484	7,203	6,995	193	6,605	21,480
Disposals/retirements	—	(9,003)	(1,855)	—	(1,038)	(11,896)
Translation adjustments	76	3,325	2,957	30	2,714	9,102

Balance as at March 31, 2021	$5,945	$65,421	$68,141	$737	$58,568	$198,812

Capital work-in-progress						1,247

Net carrying value as at March 31, 2021						$52,272

The changes in the carrying value of property and equipment for the year ended March 31, 2020 are as follows:

Gross carrying value	Building	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2019	$9,963	$73,090	$77,279	$781	$71,701	$232,814
Additions	—	6,837	7,399	265	5,790	20,291
Impact on adoption of IFRS 16	—	—	—	—	(1,666)	(1,666)
Disposals/retirements	—	(293)	(1,184)	(130)	(637)	(2,244)
Translation adjustments	(361)	(5,246)	(5,091)	(78)	(4,260)	(15,036)

Balance as at March 31, 2020	$9,602	$74,388	$78,403	$838	$70,928	$234,159

Accumulated depreciation
Balance as at April 1, 2019	$5,089	$63,253	$57,838	$466	$48,485	$175,131
Depreciation	493	5,506	7,473	228	6,834	20,534
Disposals/retirements	—	(252)	(1,106)	(130)	(628)	(2,116)
Impact on adoption of IFRS 16	—	—	—	—	(922)	(922)
Translation adjustments	(197)	(4,611)	(4,161)	(50)	(3,482)	(12,501)

Balance as at March 31, 2020	$5,385	$63,896	$60,044	$514	$50,287	$180,126

Capital work-in-progress						2,951

Net carrying value as at March 31, 2020						$56,984